SUBSEQUENT EVENTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, in Note 1 and Note 5, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
Forfeiture and Redemption Agreement
On January 22, 2023, the Company received notice from the staff of The Nasdaq Stock Market LLC that it was not in compliance with the $35 million minimum Market Value of Listed Securities (“MVLS”) standard. In order to bring the Company into compliance with the MVLS standard, the Sponsor elected to convert 2,415,375 Founder Shares into 2,415,375 shares of Class A Common Stock so that the Company’s MVLS is above the $35 million minimum requirement.
In order to conform with the terms and conditions of the Merger Agreement and to maintain the same economics of the Business Combination for all Class B stockholders, on October 2, 2023, the Sponsor, the Company and SANUWAVE entered into a Forfeiture and Redemption Agreement (the “Forfeiture and Redemption Agreement”), pursuant which the Sponsor has agreed to forfeit 1,746,316 of its shares (the “Forfeited Shares”) of Class A Common Stock contingent upon and effective immediately prior to the closing of the Business Combination (the “Closing”). The Forfeiture and Redemption Agreement also provides that the Company will subsequently redeem the Forfeited Shares in exchange for no consideration contingent upon and effective immediately prior to the Closing. The
Sponsor’s agreement to forfeit the Forfeited Shares pursuant to the Forfeiture and Redemption Agreement will result in the Sponsor having the number of shares of Class A Common Stock at the Closing that it would have otherwise had if it had converted all of its Founder Shares at the Closing on a 1:0.277 basis pursuant to the Class B Charter Amendment.
Class B Charter Amendment
On October 3, 2023, the Sponsor, being the holder of a majority of the Founder Shares, acting by written consent pursuant to Section 228(a) of the General Corporation Law of the State of Delaware and the Company’s bylaws, approved the Class B Charter Amendment. The Class B Charter Amendment removed the anti-dilution provision applicable to certain issuances of securities by the Company and adjusted the conversion ratio so that shares of Class B Common Stock shall be convertible into shares of Class A Common Stock on a 1:0.277 basis instead of a 1:1 basis. The Company filed the Class B Charter Amendment with the Secretary of State of the State of Delaware on October 3, 2023.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as follows:
On January 22, 2023, the Company received a written notice from the Listing Qualifications Department of Nasdaq indicating that the Company was not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for continued listing on the Nasdaq Capital Market. On February 9, 2023, the Company submitted to Nasdaq a plan to regain compliance with Listing Rule 5550(a)(4), pursuant to which the Company’s Chairman, Mr. Blair Garrou, agreed to sell 80,000 of the shares of Class A Common Stock he is deemed to beneficially own through Mercury Houston Partners, LLC and Mercury Affiliates XI, LLC by means of private sales to unaffiliated buyers. After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules. Based on our submission, the Company received a letter on February 27, 2023, in which the Nasdaq staff determined to grant the Company an extension of time to regain compliance with the Listing Rule 5550(a)(4). Under the terms of the extension, the Company must file with the SEC and Nasdaq a public document containing the Company’s current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules on or before March 31, 2023, which the Company has complied with by virtue of filing the beneficial ownership table in the Company’s Annual Report on Form 10-K of which these financial statements form a part.